Leases - Other lease disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating cash flows from finance leases	$ 6,551	$ 7,408
Operating cash flows from operating leases	1,410	1,009
Financing cash flows from finance leases	8,398	7,541
Right-of-use assets obtained in exchange for new operating lease liabilities	4,503	1,954
Finance Leases
2024	14,949
2025	14,949
2026	14,949
2027	14,949
2028	3,052
Thereafter	7,633
Total lease payments	70,481
Less: imputed interest	(17,544)
Total finance lease liabilities	52,937	61,335
Operating Leases
2024	1,913
2025	1,703
2026	1,412
2027	1,134
2028	1,026
Thereafter	795
Total lease payments	7,983
Less: imputed interest	(1,302)
Total operating lease liabilities	6,681	3,420
Total
2024	16,862
2025	16,652
2026	16,361
2027	16,083
2028	4,078
Thereafter	8,428
Total lease payments	78,464
Less: imputed interest	(18,846)
Present value of lease liabilities	59,618
Lessor Disclosure [Abstract]
Lease income	$ 6,776	$ 6,539
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag	Lease income	Lease income